FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 44,558	$ 41,335
Financial assets, at fair value	44,558	41,335
Disclosure of financial liabilities [line items]
Financial liabilities	223,744	193,217
Financial liabilities	227,064	197,540
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	10,875	9,077
Financial liabilities	11,993	10,540
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	152,008	128,556
Financial liabilities	153,844	131,099
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	13,049	10,768
Financial liabilities	13,415	11,085
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	165,057	139,324
Financial liabilities	167,259	142,184
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	43,504	41,117
Financial liabilities	43,504	41,117
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,308	3,699
Financial liabilities	4,308	3,699
Equity investments [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	5,927	6,514
Financial assets, at fair value	5,927	6,514
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	2,837	2,696
Financial assets, at fair value	2,837	2,696
Cash And Cash Equivalents1
Disclosure of financial assets [line items]
Financial assets, carrying value	12,694	9,933
Financial assets, at fair value	12,694	9,933
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	16,546	17,730
Financial assets, at fair value	16,546	17,730
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	15,318	13,672
Financial assets, at fair value	15,318	13,672
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,020	2,651
Financial assets, at fair value	2,020	2,651
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,521	3,599
Financial assets, at fair value	2,521	3,599
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	3,241	2,270
Financial assets, at fair value	$ 3,241	$ 2,270